Consolidated Balance Sheets - USD ($)	May 31, 2021	May 31, 2020
Current Assets
Cash and cash equivalents	$ 414,257	$ 160,208
Accounts receivable, net	160,101	127,653
Inventory	206,974	15,787
Other current assets	52,643	5,588
Total Current Assets	833,975	309,236
Other Assets
Goodwill	5,180,141	5,155,141
Intangible assets, net	1,635,227	2,141,374
Deferred brokerage fees	79,943	149,223
Property and equipment, net	574,308	232,733
Right of use asset, operating leases, net	1,533,010	490,984
Security deposits	40,307	14,885
Due from franchisees	23,007
Deferred financing costs	307,494	98,198
Total Other Assets	9,373,437	8,282,538
TOTAL ASSETS	10,207,412	8,591,774
Current Liabilities
Accounts payable	438,466	126,716
Accrued expenses	1,166,433	1,421,842
Convertible note payable	2,211,097	1,000,000
Notes payable	82,235	127,320
Note payable - related party		64,728
Operating lease obligation, current	307,013	151,867
Current portion of deferred revenues	30,034	3,795
Stock payable		75,000
Total Current Liabilities	4,235,278	2,971,268
Operating lease obligation, net of current portion	1,199,748	339,116
Deferred revenues, less current portion	182,342	365,718
Total Liabilities	5,617,368	3,676,102
Commitments and Contingencies - Note 9
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 shares authorized; 1,427,124 and 998,622 shares issued and outstanding as of May 31, 2021 and 2020, respectively	142	100
Additional paid-in capital	16,708,762	11,132,103
Accumulated deficit	(12,291,899)	(6,195,044)
Total Simplicity Esports and Gaming Company Stockholders' Equity	4,417,005	4,937,159
Non-Controlling Interest	173,039	(21,487)
Total Stockholders' Equity	4,590,044	4,915,672
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,207,412	$ 8,591,774